Summary of Significant Accounting Policies - Useful Lives of Assets (Table) (Details)	12 Months Ended
Dec. 31, 2016
Dry port terminal | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Dry port terminal | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
Oil storage, plant and port facilities for liquid cargoes | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Oil storage, plant and port facilities for liquid cargoes | Maximum
Property, Plant and Equipment [Line Items]
Useful life	20 years
Other fixed assets | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other fixed assets | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years